U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

March 2, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Perritt Funds, Inc. (the “Company”) File Nos. 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Perritt MicroCap Opportunities Fund, Perritt Ultra MicroCap Fund, and Perritt Low Priced Stock Fund (together, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 29, 2016 and filed electronically as Post-Effective Amendment No. 21 to the Company’s Registration Statement on Form N-1A on February 26, 2016.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz
Edward Paz, Esq.
for U.S. Bancorp Fund Services, LLC